Related Party Transactions - Schedule of Due to Related Party (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Due to Related Party [Line Items]
Exchange difference	$ 105,990	$ 18,082
Related Party [Member]
Schedule of Due to Related Party [Line Items]
Beginning of the years January 1	26,391	24,842
Exchange difference	(146)	1,549
Periods ended June 30	$ 26,245	$ 26,391